Property, Plant and Equipment - Summary of Depreciation of Property Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	$ 1,325	$ 687
Depreciation, property, plant and equipment	1,371	687
Freight Transportation and Distribution [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	15
Cost of Goods Sold [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	1,016	668
Selling Expenses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	259
General And Administrative Expense1 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	35
Depreciation Expense Included in Income Statement [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	1,325	668
Inventory [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	$ 46	$ 19